Equity Investments - Other equity investments (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2025	Dec. 31, 2024	Jan. 31, 2022	Jan. 31, 2021	Nov. 30, 2018
Private Equity Funds
Other equity investments
Aggregate purchase consideration			¥ 30.0
Equity method Investment amounts	¥ 57.3	¥ 34.7
Yitong Technology
Other equity investments
Percentage of equity interest					10.00%
Aggregate purchase consideration					¥ 13.0
Equity method Investment amounts	13.0	13.0
Kesheng Jiada
Other equity investments
Percentage of equity interest				5.67%
Aggregate purchase consideration				¥ 15.0
Equity method Investment amounts	¥ 15.0	¥ 15.0
4K Garden
Other equity investments
Percentage of indirect equity interests				1.50%